UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21050

Name of Fund: BlackRock New Jersey Municipal Bond Trust (BLJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock New Jersey Municipal Bond Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 03/01/2008 – 05/31/2008

Item 1 – Schedule of Investments

BlackRock New Jersey Municipal Bond Trust
Schedule of Investments May 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
New Jersey - 124.9%	Garden State Preservation Trust of New Jersey, Capital Appreciation
	Revenue Bonds, Series B, 5.24%, 11/01/27 (a)(b)	$4,000	$1,524,360
	Middlesex County, New Jersey, Improvement Authority, Subordinate
	Revenue Bonds (Heldrich Center Hotel/Conference Project), Series B,
	6.25%, 1/01/37	560	479,965
	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75%, 6/15/34 (c)	2,000	2,054,260
	New Jersey EDA, EDR, Refunding (Kapkowski Road Landfill Reclamation
	Improvement District Project), 6.50%, 4/01/28	2,250	2,319,683
	New Jersey EDA, First Mortgage Revenue Bonds (Lions Gate Project),
	Series A, 5.75%, 1/01/25	150	138,673
	New Jersey EDA, First Mortgage Revenue Bonds (Lions Gate Project),
	Series A, 5.875%, 1/01/37	265	233,452
	New Jersey EDA, First Mortgage Revenue Refunding Bonds (Fellowship
	Village), Series A, 5.50%, 1/01/25	2,000	1,976,340
	New Jersey EDA, First Mortgage Revenue Refunding Bonds (The Winchester
	Gardens at Ward Homestead Project), Series A, 5.80%,
	11/01/31	2,500	2,469,600
	New Jersey EDA, Mortgage Revenue Refunding Bonds (Victoria Health
	Corporation Project), Series A, 5.20%, 12/20/36 (d)	690	703,013
	New Jersey EDA, Retirement Community Revenue Refunding Bonds
	(Seabrook Village, Inc.), 5.25%, 11/15/26	470	416,815
	New Jersey EDA, Revenue Bonds (Newark Downtown District Management
	Corporation), 5.125%, 6/15/37	250	223,857
	New Jersey EDA, School Facilities Construction Revenue Bonds, Series U,
	5%, 9/01/37 (e)	500	512,245
	New Jersey EDA, Solid Waste Disposal Facilities Revenue Bonds (Waste
	Management Inc.), AMT, Series A, 5.30%, 6/01/15	1,000	996,450
	New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc.
	Project), AMT, 7%, 11/15/30	2,335	2,053,703
	New Jersey Health Care Facilities Financing Authority, Health System
	Revenue Bonds (Catholic Health East), Series A, 5.375%, 11/15/12 (f)	2,000	2,197,260
	New Jersey Health Care Facilities Financing Authority Revenue Bonds
	(Kennedy Health System), 5.625%, 7/01/31	2,000	2,017,620
	New Jersey Health Care Facilities Financing Authority Revenue Bonds
	(Meridian Health), Series I, 5%, 7/01/38 (g)	250	252,953

Portfolio Abbreviations
To simplify the listings of BlackRock New Jersey Municipal Bond Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.
AMT	Alternative Minimum Tax (subject to)
CABS	Capital Appreciation Bonds
EDA	Economic Development Authority
EDR	Economic Development Revenue Bonds
GO	General Obligation Bonds
S/F	Single-Family

BlackRock New Jersey Municipal Bond Trust
Schedule of Investments May 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
New Jersey Health Care Facilities Financing Authority Revenue Bonds
(South Jersey Hospital System), 6%, 7/01/12 (f)	$2,500	$2,776,175
New Jersey Health Care Facilities Financing Authority, Revenue Refunding
Bonds (Atlantic City Medical Center), 5.75%, 7/01/12 (f)	890	979,837
New Jersey Health Care Facilities Financing Authority, Revenue Refunding
Bonds (Atlantic City Medical Center), 5.75%, 7/01/25	1,110	1,141,191
New Jersey Health Care Facilities Financing Authority, Revenue Refunding
Bonds (Hackensack University Medical Center), 5.25%,
1/01/36 (g)	500	518,270
New Jersey Health Care Facilities Financing Authority, Revenue Refunding
Bonds (Saint Barnabas Health Care System), Series B,
5.92%, 7/01/30 (b)	500	108,565
New Jersey Health Care Facilities Financing Authority, Revenue Refunding
Bonds (Saint Barnabas Health Care System), Series B,
5.72%, 7/01/36 (b)	3,600	503,208
New Jersey Health Care Facilities Financing Authority, Revenue Refunding
Bonds (Saint Barnabas Health Care System), Series B,
5.79%, 7/01/37 (b)	3,600	465,228
New Jersey Health Care Facilities Financing Authority, Revenue Refunding
Bonds (South Jersey Hospital System), 5%, 7/01/46	500	480,190
New Jersey State Educational Facilities Authority Revenue Bonds
(Fairleigh Dickinson University), Series D, 6%, 7/01/25	1,000	1,019,200
New Jersey State Educational Facilities Authority Revenue Bonds
(Georgian Court College Project), Series C, 6.50%, 7/01/13 (f)	630	730,050
New Jersey State Educational Facilities Authority, Revenue Refunding
Bonds (Fairleigh Dickinson University), Series C, 6%, 7/01/20	1,000	1,040,700
New Jersey State Educational Facilities Authority, Revenue Refunding
Bonds (Fairleigh Dickinson University), Series C, 5.50%, 7/01/23	500	501,765
New Jersey State Educational Facilities Authority, Revenue Refunding
Bonds (Georgian Court University), Series D, 5%, 7/01/33	150	143,188
New Jersey State Educational Facilities Authority, Revenue Refunding
Bonds (Rowan University), Series B, 5%, 7/01/24	500	529,220
New Jersey State Housing and Mortgage Finance Agency, S/F Housing
Revenue Refunding Bonds, AMT, Series T, 4.70%, 10/01/37	250	223,152
New Jersey State Transportation Trust Fund Authority, Transportation
System Revenue Bonds, Series C, 4.83%, 12/15/32 (a)(b)	1,250	350,062
Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
AMT, 126th Series, 5.25%, 5/15/37 (h)	2,250	2,254,500
Port Authority of New York and New Jersey, Consolidated Revenue
Refunding Bonds, 125th Series, 5%, 4/15/32 (a)	1,500	1,528,185
Port Authority of New York and New Jersey, Special Obligation Revenue
Bonds (Continental Airlines, Inc. - LaGuardia Project), AMT, 9.125%,
12/01/15	125	126,763
Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue Bonds,
CABS, Series A, 4.36%, 9/01/33 (b)(i)	650	172,621

BlackRock New Jersey Municipal Bond Trust
Schedule of Investments May 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Salem County, New Jersey, Improvement Authority Revenue Bonds (Finlaw
	State Office Building Project), 5.25%, 8/15/38 (a)	$100	$104,904
	Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed
	Revenue Refunding Bonds, 6.125%, 6/01/12 (f)	2,600	2,894,658
	Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed
	Revenue Refunding Bonds, Series 1B, 5.65%, 6/01/41 (b)	1,000	83,940
	Vineland, New Jersey, Electric Utility, GO, Refunding, AMT, 5.30%,
	5/15/29 (i)	1,000	998,720
	Vineland, New Jersey, Electric Utility, GO, Refunding, AMT, 5.375%,
	5/15/32 (i)	1,500	1,501,785
			41,746,326
Puerto Rico - 18.8%	Puerto Rico Commonwealth Highway and Transportation Authority,
	Highway Revenue Refunding Bonds, Series CC, 5.50%, 7/01/31	1,000	1,116,460
	Puerto Rico Commonwealth Highway and Transportation Authority,
	Transportation Revenue Refunding Bonds, Series D, 5.25%, 7/01/12 (f)	2,000	2,141,560
	Puerto Rico Commonwealth Infrastructure Financing Authority, Special
	Tax and Capital Appreciation Revenue Bonds, Series A, 4.34%,
	7/01/37 (b)(e)	1,750	348,285
	Puerto Rico Commonwealth Infrastructure Financing Authority, Special
	Tax and Capital Appreciation Revenue Bonds, Series A, 4.51%,
	7/01/43 (b)(e)	1,000	137,860
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series II,
	5.25%, 7/01/12 (f)	1,750	1,917,230
	Puerto Rico Public Buildings Authority, Government Facilities Revenue
	Refunding Bonds, Series D, 5.25%, 7/01/27	615	613,499
			6,274,894
	Total Municipal Bonds (Cost - $47,299,678) - 143.7%		48,021,220

	Corporate Bonds
Multi-State - 6.7%	Charter Mac Equity Issuer Trust, 7.20%, 10/31/52 (j)	2,000	2,244,640
	Total Corporate Bonds (Cost - $2,000,000) - 6.7%		2,244,640
	Municipal Bonds Transferred to Tender Option Bond Trusts (k)
New Jersey - 4.8%	New Jersey State Educational Facilities Authority, Revenue Refunding
	Bonds (College of New Jersey), Series D, 5%, 7/01/35 (a)	1,010	1,053,425
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
	AMT, 152nd Series, 5.75%, 11/01/30	525	556,742
	Total Municipal Bonds Transferred to Tender Option Bond Trusts
	(Cost - $1,583,453) - 4.8%		1,610,167
	Short-Term Securities	Shares
	CMA New Jersey Municipal Money Fund, 1.35% (l)(m)	2,421,362	2,421,362
	Total Short-Term Securities (Cost - $2,421,362) - 7.3%		2,421,362
	Total Investments (Cost - $53,304,493*) - 162.5%		54,297,389
	Other Assets Less Liabilities - 1.1%		382,347
	Liability for Trust Certificates, Including Interest Expenses
	and Fees Payable - (3.1%)		(1,030,423)
	Preferred Shares, at Redemption Value - (60.5%)		(20,233,608)
	Net Assets Applicable to Common Shares - 100.0%		$33,415,705

BlackRock New Jersey Municipal Bond Trust
Schedule of Investments May 31, 2008 (Unaudited)
*	The cost and unrealized appreciation (depreciation) of investments as of May 31, 2008, as computed for federal income tax purposes, were as follows:
	Aggregate cost	$52,369,867
	Gross unrealized appreciation	$2,258,716
	Gross unrealized depreciation	(1,361,194)
	Net unrealized appreciation	$897,522

(a)	FSA Insured.

(b)	Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

(c)	Radian Insured.

(d)	GNMA Collateralized.

(e)	AMBAC Insured.

(f)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(g)	Assured Guaranty Insured.

(h)	FGIC Insured.

(i)	MBIA Insured.

(j)	Security exempt from registration under Rule 144A of te Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered illiquid.

(k)	Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as a collateral in a financing transaction.

(l)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Affiliate	Net Activity	Dividend Income
	CMA New Jersey Municipal Money Fund	1,913,989	$18,204

(m)	Represents the current yield as of report date.

Item 2 –	Controls and Procedures

2 (a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2 (b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a- 3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New Jersey Municipal Bond Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock New Jersey Municipal Bond Trust

Date: July 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock New Jersey Municipal Bond Trust

Date:	July 18, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New Jersey Municipal Bond Trust

Date:	July 18, 2008